Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	GOL Intelligent Airlines Inc.
Entity Central Index Key	0001291733
Entity Address, City or Town	Portaria 3
Entity Address, Country	BR
Entity Address, Postal Zip Code	7881
Trading Symbol	GOL
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Contact Personnel Name	Richard F. Lark, Jr.
Contact Personnel Fax Number	+55 11 5098-2341
Contact Personnel Email Address	ri@voegol.com.br
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young Auditores Independentes S.S.	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil	São Paulo, Brazil
Auditor Firm ID	1448	1124
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,863,682,710
Preference shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	336,833,571
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Praça Comandante Linneu Gomes
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04626-020
City Area Code	+55
Local Phone Number	11 2128-4700
Contact Personnel Name	Jardim Aeroporto